Other Current Assets	6 Months Ended
Jun. 30, 2026
Other Current Assets [Abstract]
Other Current Assets
Note 11 - Other Current Assets
Other current assets consist of the following:

(In $ millions)	June 30, 2026	December 31, 2025
Tax receivables and assets	15.1	12.8
Client reimbursables	7.8	6.3
Fuel	2.9	2.1
Deferred finance charges	—	0.8
Other	1.5	1.1
Total	27.3	23.1